Term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Term Debt

Note 9: Term Debt

The following table sets forth our outstanding term debt as of December 31 (in thousands):

	Maturity Date	2020	2019
Subordinated promissory notes	April 30, 2021	$—	$500
PWBF promissory note	August 25, 2020	—	144
PWBF PPP loan (1)	May 4, 2022	471	—
PWBF PPP loan (1)	April 20, 2022	740	—
EIDL promissory note	August 27, 2051	150	—
Unamortized discount		—	(110)
Less: Current portion of debt		—	(144)
Total long-term debt		$1,361	$390

(1)	These loans were forgiven in the first quarter of 2021 as further discussed below.

Subordinated Promissory Notes

In October 2018, we completed a private placement of subordinated promissory notes in the aggregate principal amount of $1,500,000. These promissory notes carried an interest rate of 12% per annum, are not collateralized, and require quarterly interest payments with a maturity date of April 30, 2021. In connection with these notes, we issued warrants to the placement agent to purchase 52,500 shares of our common stock at an exercise price of $0.70 per share. The fair value of the warrants was $18,000 (See Note 11). In addition, we issued 525,000 shares of our common stock to note holders. The estimated fair value of these shares was $262,500 and such amount has been presented as a debt discount and is being amortized to interest expense through the maturity date of the promissory notes.

In November 2020, the subordinated promissory notes were paid in full. For the years ended December 31, 2020 and December 31, 2019, our interest expense on these notes, including amortization of deferred financing costs, was approximately $279,000 and $240,000, respectively.

PWBF Promissory Notes

In June 2018, we entered into a promissory note with PWBF with a principal amount of $750,000. This promissory note carried an annual interest rate of prime rate plus 1.25% (4.50% at July 31, 2020 and 6.00% at December 31, 2019, respectively) with a maturity date of August 25, 2020. Principal payments were due and payable in 26 consecutive payments each in the amount of $20,834 beginning June 25, 2018. In July 2020, the promissory note was paid in full.

PWBF PPP Loans

On April 20, 2020 and May 4, 2020, we received $740,000 and $471,000, respectively, in proceeds from loans from PWBF, which were granted pursuant to the Paycheck Protection Program of the Coronavirus Aid Relief and Economic Security Act (collectively, the “PPP Loans”). Under the terms of the PPP Loans, interest accrues on the outstanding principal at the rate of 1.0% per annum with a deferral of payments for nine months and with a term of two years. Principal payments are due and payable in 18 consecutive payments beginning on November 1, 2020 in the amount of $41,437 for the PPP Loan received on April 20, 2020 and $26,374 beginning on December 1, 2020 for the PPP Loan received on May 4, 2020. The PPP Loans may be prepaid in part or in full, at any time, without penalty. The CARES Act provides for forgiveness of up to the full amount borrowed, subject to certain conditions, and based on the use of proceeds for qualifying expenses including payroll, benefits, rent and utilities. We used the entire PPP loan proceeds for qualifying expenses. In December 2020, we applied for loan forgiveness, including principal and accrued interest as permitted by the CARES Act. Principal and interest payments due under the PPP Loans are deferred until the review and approval of any forgiveness is made by the Small Business Administration (“SBA”). We account for the PPP Loans under the ASC 740 debt model.

In February and March 2021, we received SBA notices of forgiveness of the PPP Loans in whole, including all accrued interest to date. As a result, we expect to record a gain on extinguishment of debt of $1.2 million in the first quarter of 2021.

EIDL Promissory Note

On August 27, 2020, we received $150,000 in connection with a promissory note from the SBA under the Economic Injury Disaster Loan (“EIDL”) program pursuant to the CARES Act. Under the terms of the EIDL promissory note, interest accrues on the outstanding principal at an interest rate of 3.75% per annum and with a term of 30 years with equal monthly payments of principal and interest of $731 beginning on August 27, 2021.

The following table sets forth future principal payments for outstanding debt, exclusive of the payments for the PPP Loans which were forgiven in February and March 2021 (in thousands):

2021	$—
2022	—
2023	2
2024	3
2025	3
Thereafter	142
Total minimum payments	150

Interest expense

Discounts and costs directly related to the issuance of debt are presented against the related debt instrument and amortized over the life of the debt using the effective interest rate method as interest expense.

For the years ended December 31, 2020 and 2019, interest expense on term debt, including amortization of deferred financing costs, was approximately $319,000 and $649,000, respectively.